Pension and Other Employee Obligations - Actuarial Assumptions For Gratuity Plans (Detail)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Expected rate of return on plan assets	7.00%	7.30%	7.05%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	7.00%	7.00%	7.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Rate of increase in compensation level	8.00%	10.00%	15.00%
India [member]
Disclosure of defined benefit plans [line items]
Discount rate			7.05%
India [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.60%	6.60%
India [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.30%
Philippines [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.10%	3.10%	5.45%
Sri Lanka [member]
Disclosure of defined benefit plans [line items]
Discount rate	11.00%	10.00%	12.80%